UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21076

PIMCO Municipal Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway,

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: May 31, 2013

Date of reporting period: November 30, 2012

Item 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

November 30, 2012

PIMCO Municipal Income Fund II

PIMCO California Municipal Income Fund II

PIMCO New York Municipal Income Fund II

Contents

Letter to Shareholders	2-3
Fund Insights	4
Performance & Statistics	5-6
Schedules of Investments	7-27
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30-31
Notes to Financial Statements	32-39
Financial Highlights	40-42
Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures	43
Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	44-46

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	1

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

The municipal bond market benefitted from attractive valuations and solid demand during the six-month fiscal reporting period ended November 30, 2012. Municipal securities with longer-term maturities and securities judged to be of lower credit quality tended to do particularly well during the period.

The Fiscal Six-Month Period in Review

For the six-month period ended November 30, 2012:

•	PIMCO Municipal Income Fund II rose 10.98% on net asset value (“NAV”) and 13.07% on market price.

•	PIMCO California Municipal Income Fund II rose 13.27% on NAV and 12.12% on market price.

•	PIMCO New York Municipal Income Fund II rose 10.52% on NAV and 15.44% on market price.

As the fiscal reporting period began, gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance, was expanding at a 1.3% annual rate during April-to-June, before accelerating to 3.1% growth during July-to-September 2012.

The Federal Reserve (the “Fed”) maintained a cautious stance revealing the launch of third round of so-called “quantitative easing.” This initiative would entail the purchase of $40 billion of mortgage securities each month for the foreseeable future. The objective is to lower, already record low mortgage rates in an effort to boost the housing market. The Fed also indicated that the Fed Funds rate would remain in the 0.0% to 0.25% range well into 2015, longer than previously forecasted. Shortly after the fiscal reporting period ended, the Fed confirmed that it would continue a previously announced program to buy $45 billion of Treasury bonds each month. Fed Chairman Ben Bernanke said these efforts would remain in place until the unemployment rate fell below 6.5%, which the Fed indicated may not be achieved until 2015.

Treasury yields were generally flat during the six-month fiscal reporting period. The benchmark ten-year Treasury bond began the fiscal period yielding 1.59% and ended it at 1.62%. At one point during the reporting period, the yield on the 10-year fell as low as 1.43%. Since interest rates on municipal bonds tend to track the rates of comparable Treasury bonds, many issuers of municipal securities refinanced existing bonds during reporting period. Refundings, reported Bond Buyer,

2	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

accounted for a large portion of the estimated $370 billion in municipal bond volume. By comparison, issuance of new securities was relatively modest.

Outlook

The improving U.S. economy is reflected not just in GDP growth, but in the falling unemployment rate, which dropped to 7.7% in November 2012 — the lowest level since December 2008. Housing, a significant contributor to the recession of 2007-09, is improving both on a macro basis and in most key markets. These gains have bolstered the finances of state and local governments around the nation. Although states face a collective $55 billion deficit in fiscal year 2013, they are in a much stronger financial position than a few years ago. We expect this trend to continue.

The federal government has fiscal problems of its own. We believe that lawmakers will edge away from the so-called “fiscal cliff” in order to avert negative consequences to the U.S. economy. Fiscal issues must eventually be dealt with, and one way of doing so is by growing the economy. In this respect, the United States is in the advantageous position of possessing, a vibrant, well-educated and flexible workforce, and demographics that bode well for the long-term. There is no denying that the U.S. economy faces serious challenges, however over countless market cycles and ever-changing economic conditions, it has always proven to be resilient. We are confident that this will once again be the case in the New Year.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	3

PIMCO Municipal Income Funds II Fund Insights

November 30, 2012 (unaudited)

For the six-months ended November 30, 2012, PIMCO Municipal Income Fund II returned 10.98% on net asset value (“NAV”) and 13.07% on market price.

For the six-months ended November 30, 2012, PIMCO California Municipal Income Fund II returned 13.27% on NAV and 12.12% on market price.

For the six-months ended November 30, 2012, PIMCO New York Municipal Income Fund II returned 10.52% on NAV and 15.44% on market price.

The municipal bond market generated positive results during the fiscal six-month reporting period ended November 30, 2012. The overall municipal market, as measured by the Barclays Municipal Bond Index (the “Index”), posted positive returns during five of the six months of the period. Technical factors were the main driver of returns over the period as new money and issue supply was not sufficient to meet robust investor demand, as evident by positive municipal mutual fund flows through all but one week of the period. From a fundamental perspective, many states continue to benefit from positive year-over-year tax receipts, however local property tax receipts continue to decline leading to some underperformance in the general obligation market versus most revenue sectors. All told, during the six-month period, the Index returned 4.18%. In comparison, the overall taxable fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, gained 1.99% during the same period.

Performance benefited from a preference for revenue bonds versus general obligation bonds as revenue bonds outperformed general obligation bonds during the reporting period. The Funds’ were overweight in the Tobacco and corporate-backed sectors which was beneficial for results as both sectors outperformed the Index. New York Municipal Income Fund II also received a positive contribution from an overweight to the Health Care sector.

The Funds’ underweight exposure to the Water and Sewer Utility sector contributed to results as this sector outperformed in comparison to the Index. Municipal Income Fund II’s and New York Municipal Income Fund II’s underweight to the Transportation sector detracted from results. A shorter duration than the benchmark detracted from the performance of all three Funds’ as municipal yields declined during the six-month reporting period.

4	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Funds II Performance & Statistics

November 30, 2012 (unaudited)

Municipal II:

Total Return(1):	Market Price	NAV
Six Month	13.07%	10.98%
1 Year	31.47%	27.69%
5 Year	7.58%	5.16%
10 Year	6.68%	6.04%
Commencement of Operations (6/28/02) to 11/30/12	6.17%	5.94%

Market Price/NAV Performance:

Commencement of Operations (6/28/02) to 11/30/12

Market Price/NAV:
Market Price	$13.75
NAV	$12.80
Premium to NAV	7.42%
Market Price Yield(2)	5.67%
Leverage Ratio(3)	34.87%

Moody’s Ratings

(as a % of total investments)

California Municipal II:

Total Return(1):	Market Price	NAV
Six Month	12.12%	13.27%
1 Year	26.62%	34.37%
5 Year	3.40%	1.53%
10 Year	4.81%	3.89%
Commencement of Operations (6/28/02) to 11/30/12	4.39%	3.74%

Market Price/NAV Performance:

Commencement of Operations (6/28/02) to 11/30/12

Market Price/NAV:
Market Price	$10.97
NAV	$9.39
Premium to NAV	16.83%
Market Price Yield(2)	6.17%
Leverage Ratio(3)	40.82%

Moody’s Ratings

(as a % of total investments)

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	5

PIMCO Municipal Income Funds II Performance & Statistics

November 30, 2012 (unaudited)

New York Municipal II:

Total Return(1):	Market Price	NAV
Six Month	15.44%	10.52%
1 Year	31.47%	25.75%
5 Year	7.64%	4.66%
10 Year	6.61%	5.42%
Commencement of Operations (6/28/02) to 11/30/12	6.01%	5.32%

Market Price/NAV Performance:

Commencement of Operations (6/28/02) to 11/30/12

Market Price/NAV:
Market Price	$13.75
NAV	$12.14
Premium to NAV	13.26%
Market Price Yield(2)	5.78%
Leverage Ratio(3)	41.23%

Moody’s Ratings

(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in each Fund’s dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at November 30, 2012.

(3) Represents Floating Rate Notes issued in tender option bond transactions and Preferred Shares (collectively “Leverage”) outstanding, as a percentage of total managed assets. Total managed assets refer to the total assets (including assets attributable to Leverage) minus accrued liabilities (other than liabilities representing Leverage).

6	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited)

Principal Amount (000s)		Value
MUNICIPAL BONDS & NOTES – 97.9%
	Alabama – 1.2%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$10,519,000
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/29, Ser. B (NPFGC)	1,235,790
2,000	State Docks Department Rev., 6.00%, 10/1/40	2,387,760

		14,142,550

	Arizona – 7.2%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	3,784,200
2,860	5.50%, 1/1/38, Ser. D	3,208,319
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	31,609,116
1,500	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	1,652,310
	Pinal Cnty. Electric Dist. No. 3 Rev.,
1,750	5.25%, 7/1/36	1,993,128
3,700	5.25%, 7/1/41	4,187,586
10,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	11,497,400
22,400	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	27,080,256

		85,012,315

	California – 15.2%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
6,000	5.00%, 10/1/29	7,026,960
1,430	5.00%, 4/1/34, Ser. F-1	1,631,558
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev., 5.875%, 1/15/26 (IBC-NPFGC)	1,623,985
	Golden State Tobacco Securitization Corp. Rev.,
16,000	zero coupon, 6/1/37, Ser. A-2 (j)	14,383,200
2,000	5.00%, 6/1/45, Ser. A	2,111,980
15,070	5.75%, 6/1/47, Ser. A-1	14,109,287
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	2,098,500
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	1,685,775
6,300	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	6,950,349
3,000	Sutter Health, 6.00%, 8/15/42, Ser. B	3,650,970
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	1,405,185
2,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	2,290,320
4,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	4,458,760
5,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	5,457,150
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,503,900
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	2,226,380

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	7

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	California (continued)
$3,145	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	$3,760,760
650	Murrieta Valley Unified School Dist. Public Financing Auth., Special Tax, 4.75%, 9/1/36, Ser. A (AGC)	675,207
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian, 5.875%, 12/1/30	3,734,010
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	556,400
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	2,202,380
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	3,807,870
2,000	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	2,217,960
	State, GO,
2,925	5.00%, 11/1/32	3,359,567
1,590	5.00%, 6/1/37	1,771,371
5,200	5.125%, 8/1/36	5,998,564
2,500	5.25%, 3/1/38	2,855,325
5,945	5.25%, 11/1/40	7,059,450
5,750	5.50%, 3/1/40	6,860,325
9,500	6.00%, 4/1/38	11,707,800
	Statewide Communities Dev. Auth. Rev.,
2,970	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)	3,501,571
785	California Baptist Univ., 6.50%, 11/1/21	999,007
1,000	Cottage Health, 5.00%, 11/1/40	1,127,050
5,500	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	7,053,915
19,500	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	24,442,665
5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	6,924,673
4,725	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	5,164,756

		179,394,885

	Colorado – 1.8%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	6,486,198
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	1,123,260
	Health Facs. Auth. Rev., Ser. A,
1,000	American Baptist Homes, 5.90%, 8/1/37	1,016,150
2,500	Catholic Health Initiatives, 5.00%, 2/1/41	2,845,675
500	Evangelical Lutheran, 6.125%, 6/1/38 (Pre-refunded @ $100 6/1/14) (c)	543,000
6,045	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	6,728,629
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	2,066,436

		20,809,348

	Connecticut – 0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,442,288
2,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare, 5.00%, 7/1/41, Ser. A	2,204,900

		3,647,188

8	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Florida – 4.5%
$1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 7.00%, 4/1/39	$1,249,650
	Broward Cnty. Airport System Rev.,
9,975	5.00%, 10/1/42, Ser. Q-1	11,578,082
600	5.375%, 10/1/29, Ser. O	709,620
8,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)	10,067,400
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,159,350
340	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	388,491
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.625%, 11/15/37, Ser. B	3,545,970
6,795	Jacksonville Health Facs. Auth. Rev., Ascension Health, 5.25%, 11/15/32, Ser. A	6,882,452
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project, 5.50%, 7/1/32	3,002,790
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	428,705
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	9,337,247
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%, 10/1/35, Ser. A (NPFGC)	5,060,250

		53,410,007

	Georgia – 0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	1,728,030
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,784,935

		4,512,965

	Illinois – 7.3%
	Chicago, GO,
10,000	5.00%, 1/1/34, Ser. C (i)	11,061,600
2,758	Special Assessment, Lake Shore East, 6.625%, 12/1/22	2,824,881
5,857	Special Assessment, Lake Shore East, 6.75%, 12/1/32	5,998,505
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	1,343,025
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC) (Pre-refunded @ $101, 12/1/12) (c)	5,050,000
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	2,634,825
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(f)	84,615
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	878,304
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	2,334,980
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	6,101,150
37,000	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	40,489,840
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,240	6.55%, 1/1/20	4,318,822
2,900	7.00%, 1/1/28	2,870,565

		85,991,112

	Indiana – 0.4%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,769,595
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(d)	1,034,421
1,900	7.50%, 9/1/22	2,506,480

		5,310,496

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	9

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Iowa – 1.8%
	Finance Auth. Rev.,
$250	Deerfield Retirement Community, Inc., 5.50%, 11/15/27, Ser. A	$234,023
1,075	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	960,082
4,500	Edgewater LLC Project, 6.75%, 11/15/42	4,734,495
15,350	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	15,123,741

		21,052,341

	Kansas – 0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	593,880
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	857,047

		1,450,927

	Kentucky – 0.1%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,200,360

	Louisiana – 3.6%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	531,603
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	871,485
1,000	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	1,166,740
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	3,524,565
2,000	6.50%, 5/15/37	2,445,160
33,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	34,328,056

		42,867,609

	Maryland – 0.9%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	1,011,780
1,400	Charlestown Community, 6.25%, 1/1/41	1,621,718
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	995,102
2,380	Medstar Health, 5.00%, 8/15/41	2,677,786
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	4,400,973

		10,707,359

	Massachusetts – 0.9%
	Dev. Finance Agcy. Rev.,
4,610	Adventcare Project, 6.75%, 10/15/37, Ser. A	4,896,834
580	Adventcare Project, 7.625%, 10/15/37	666,530
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	1,158,190
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	3,464,978

		10,186,532

10	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Michigan – 2.7%
$1,000	Detroit, GO, 5.25%, 11/1/35	$1,122,850
5,000	Detroit Water and Sewerage Department Rev., 5.25%, 7/1/39, Ser. A	5,560,100
5,000	Detroit Water Supply System Rev., 5.25%, 7/1/41, Ser. A	5,572,500
800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(d)	545,952
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	3,909,240
	State Hospital Finance Auth. Rev., Oakwood Group, Ser. A (c),
3,000	5.75%, 4/1/32 (Pre-refunded @ $100 4/1/13)	3,053,610
1,925	6.00%, 4/1/22 (Pre-refunded @ $100 4/1/13)	1,960,940
10,510	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	9,609,818

		31,335,010

	Minnesota – 0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	155,307
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	1,521,270
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	2,826,278
1,530	6.125%, 10/1/39	1,642,073
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	503,465
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	462,836

		7,111,229

	Mississippi – 0.0%
250	Dev. Bank Special Obligation Rev., Capital Projects and Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	264,413

	Missouri – 0.1%
715	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	768,546

	Nevada – 0.9%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (i)	10,696,200

	New Hampshire – 0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,288,640
360	Health & Education Facs. Auth. Rev., Catholic Medical Center, 6.125%, 7/1/32, Ser. A	364,136

		2,652,776

	New Jersey – 4.9%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project, 5.625%, 1/1/38	986,603
	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	4,428,000
11,405	5.75%, 4/1/31	13,000,902
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	524,995
2,000	MSU Student Housing Project, 5.875%, 6/1/42	2,269,660
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	1,900,155

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	11

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	New Jersey (continued)
$1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	$1,603,635
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,315,360
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	2,982,507
11,305	5.00%, 6/1/41	10,211,241
15,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	17,303,400

		57,526,458

	New Mexico – 0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	2,256,220

	New York – 13.8%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	1,234,656
29,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	34,593,175
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	1,128,990
2,500	5.625%, 7/15/47	2,862,250
1,250	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,485,700
10,000	Goldman Sachs Headquarters, 5.25%, 10/1/35 (i)	12,463,000
1,505	Goldman Sachs Headquarters, 5.25%, 10/1/35	1,875,682
3,880	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	4,461,767
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	718,619
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,830	5.00%, 6/15/37, Ser. D (i)	3,100,661
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (i)	4,492,320
2,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	2,326,880
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,692,000
54,000	4 World Trade Center Project, 5.75%, 11/15/51	66,286,620
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	2,050,807
10,005	State Thruway Auth. Rev., 5.00%, 1/1/42, Ser. I	11,661,528

		162,434,655

	North Carolina – 0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	565,912
1,000	Village at Brookwood, 5.25%, 1/1/32	1,008,700

		1,574,612

	North Dakota – 0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities, 6.75%, 1/1/33	4,073,840

	Ohio – 1.2%
4,000	Hamilton Cnty. Rev., Christ Hospital Project, 5.00%, 6/1/42	4,349,480
3,900	Hamilton Cnty. Sales Tax Rev., 5.00%, 12/1/30, Ser. A	4,517,214

12	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Ohio (continued)
$1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	$1,132,900
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	1,071,510
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	3,443,940

		14,515,044

	Oregon – 0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System, 5.50%, 7/15/35, Ser. A	1,138,590
1,155	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	1,309,712

		2,448,302

	Pennsylvania – 4.7%
10,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	11,382,100
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	799,515
670	6.00%, 7/1/35	717,999
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (f)	2,609,685
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	970,819
400	Thomas Jefferson Univ., 5.00%, 3/1/40	451,412
500	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	569,830
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., New Regional Medical Center, 5.375%, 8/1/38 (FHA)	10,049,890
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	19,244,850
6,000	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, 5.625%, 7/1/42, Ser. A	6,633,120
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	568,555
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project, 5.125%, 7/1/30	1,096,100

		55,093,875

	Puerto Rico – 0.5%
5,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	5,387,900

	Rhode Island – 4.9%
56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	57,480,236

	South Carolina – 1.3%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,113,510
13,850	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	13,903,322

		15,016,832

	Tennessee – 1.2%
1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	2,002,682
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,210,880

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	13

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Tennessee (continued)
$500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev., Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	$534,370
	Tennessee Energy Acquisition Corp. Rev., Ser. C,
3,000	5.00%, 2/1/23	3,476,220
6,000	5.00%, 2/1/27	7,078,680

		14,302,832

	Texas – 12.4%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (GTD-PSF)	137,517
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	6,575,270
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	2,863,225
10,000	Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/33, Ser. G	11,611,800
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
2,000	Baylor College of Medicine, 5.00%, 11/15/37	2,319,300
3,750	Texas Children’s Hospital Project, 5.25%, 10/1/29	4,528,837
12,700	Texas Children’s Hospital Project, 5.50%, 10/1/39	14,944,852
700	HFDC of Central Texas, Inc. Rev.,, Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	701,232
5,000	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (e)	5,652,200
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	11,654,038
10,300	5.50%, 12/15/38	11,691,942
	North Texas Tollway Auth. Rev.,
5,750	5.00%, 1/1/38	6,433,272
1,300	5.50%, 9/1/41, Ser. A	1,592,955
5,000	5.625%, 1/1/33, Ser. B	5,613,150
1,200	5.75%, 1/1/33, Ser. F	1,354,776
1,920	Private Activity Bond Surface Transportation Corp. Rev., 7.00%, 6/30/40	2,412,845
2,000	Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C	196,220
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	297,408
	State, Mobility Fund, GO (i),
10,025	4.75%, 4/1/35, Ser. A	10,801,536
17,500	4.75%, 4/1/36	19,258,400
1,000	State Public Finance Auth. Rev., Charter School Finance Corp., 5.875%, 12/1/36, Ser. A	1,087,330
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,681,000
15,300	Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26, Ser. D	19,833,237
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	1,171,570

		146,413,912

	Virginia – 0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,168,450
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	1,718,823

		2,887,273

14	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Washington – 1.5%
	Health Care Facs. Auth. Rev.,
$1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	$1,544,426
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,254,300
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	14,429,090

		17,227,816

	West Virginia – 0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	2,461,760

	Wisconsin – 0.1%
1,000	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	1,204,730

	Total Municipal Bonds & Notes (cost-$1,012,162,873)	1,154,830,465

VARIABLE RATE NOTES – 2.1%
	California – 0.5%
5,000	Health Facs. Financing Auth. Rev., 9.457%, 11/15/36, Ser. 3193 (a)(d)(g)(h)	6,475,350

	Florida – 0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.00%, 11/15/31, Ser. C (h)	1,941,941

	Illinois – 0.6%
6,000	Chicago, GO, 11.648%, 1/1/34, Ser. 3190 (a)(d)(g)(h)	7,568,760

	Texas – 0.6%
5,365	State, GO, 8.944%, 4/1/37, Ser. 3197 (a)(d)(g)(h)	6,810,224

	West Virginia – 0.2%
2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A (h)	2,237,200

	Total Variable Rate Notes (cost-$20,281,215)	25,033,475

	Total Investments (cost-$1,032,444,088) – 100.0%	$1,179,863,940

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	15

PIMCO Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments at November 30, 2012 was as follows:

Revenue Bonds
Health, Hospital & Nursing Home Revenue	26.5%
Tobacco Settlement Funded	13.6
Miscellaneous Taxes	6.4
Industrial Revenue	6.3
Natural Gas Revenue	5.7
Miscellaneous Revenue	4.3
Water Revenue	4.3
Private Airport & Marina Revenue	3.4
Highway Revenue Tolls	2.9
Lease (Appropriation)	2.7
College & University Revenue	2.7
Electric Power & Light Revenue	2.2
Sales Tax Revenue	0.8
Sewer Revenue	0.5
Transit Revenue	0.4
Resource Recovery Revenue	0.2
Fuel Sales Tax Revenue	0.1
Local or Guaranteed Housing	0.1
Lease Revenue	0.1

Total Revenue Bonds		83.2%
General Obligation		13.3
Special Assessment		2.2
Tax Allocation		0.9
Certificates of Participation		0.3
Special Tax		0.1

Total Investments		100.0%

16	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Fund II Notes to Schedule of Investments

November 30, 2012 (unaudited) (continued)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $25,936,278, representing 2.2% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery. To be settled/delivered after November 30, 2012.

(f)	In default.

(g)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on November 30, 2012.

(h)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2012.

(i)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(k)	Fair Value Measurement

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/12
Investments in Securities – Assets
Municipal Bonds & Notes	—	$1,154,830,465	—	$1,154,830,465
Variable Rate Notes	—	25,033,475	—	25,033,475

Totals	—	$1,179,863,940	—	$1,179,863,940

There were no transfers between Levels 1 and 2 during the six months ended November 30, 2012.

Glossary:

AGC	-	insured by Assured Guaranty Corp.
AGM	-	insured by Assured Guaranty Municipal Corp.
AMBAC	-	insured by American Municipal Bond Assurance Corp.
CP	-	Certificates of Participation
FGIC	-	insured by Financial Guaranty Insurance Co.
FHA	-	insured by Federal Housing Administration
GO	-	General Obligation Bond
GTD	-	Guaranteed
IBC	-	Insurance Bond Certificate
NPFGC	-	insured by National Public Finance Guarantee Corp.
PSF	-	Public School Fund

See accompanying Notes to Financial Statements	11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	17

PIMCO California Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited)

Principal Amount (000s)		Value
CALIFORNIA MUNICIPAL BONDS & NOTES – 86.8%
$2,000	Alhambra Rev., Atherton Baptist Homes, 7.625%, 1/1/40, Ser. A	$2,239,920
20,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/39 (h)	22,487,200
	Chabot-Las Positas Community College Dist., GO, Ser. C,
17,305	zero coupon, 8/1/36 (AMBAC)	5,305,540
5,000	zero coupon, 8/1/37 (AMBAC)	1,452,500
15,000	zero coupon, 8/1/43 (AMBAC)	3,193,800
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	1,196,370
300	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	341,373
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax, Ser. A,
1,000	6.00%, 9/1/25	1,001,310
4,150	6.10%, 9/1/32	4,153,652
9,145	Coronado Community Dev. Agcy., Tax Allocation, 4.875%, 9/1/35 (AMBAC)	9,383,501
25,000	Desert Community College Dist., GO, zero coupon, 8/1/46, Ser. C (AGM)	4,105,500
3,000	Dinuba Financing Auth. Rev., Public Works Projects, 5.10%, 8/1/32 (NPFGC)	3,066,150
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	8,980,019
1,500	Foothill-Eastern Transportation Corridor Agcy. Rev., 5.875%, 1/15/27 (IBC-NPFGC)	1,555,365
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, Pacific Commons, 5.30%, 9/1/30	1,469,635
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	14,662,421
3,500	5.00%, 6/1/45, Ser. A	3,695,965
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	6,335,940
8,500	5.125%, 6/1/47, Ser. A-1	7,142,720
29,415	5.75%, 6/1/47, Ser. A-1	27,539,794
	Health Facs. Financing Auth. Rev.,
500	Adventist Health System, 5.00%, 3/1/33, Ser. A	503,995
250	Adventist Health System, 5.75%, 9/1/39, Ser. A	297,020
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	3,574,560
1,000	Children’s Hospital of Los Angeles, 5.00%, 11/15/34, Ser. A	1,121,470
1,200	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	1,301,208
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	620,735
3,700	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	4,345,613
1,000	Sutter Health, 5.00%, 8/15/35, Ser. D	1,154,500
4,220	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	4,655,630
12,195	Sutter Health, 5.25%, 11/15/46, Ser. A (h)	13,509,987
4,500	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. B	5,068,395
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	189,238
515	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	582,913
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	1,139,530
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects, 5.90%, 12/1/35	550,410
2,000	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	2,216,960

18	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO California Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
$7,500	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	$9,319,800
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (h)	11,649,500
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	16,036,800
500	5.00%, 7/1/43, Ser. B	593,180
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	12,743,610
3,200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	4,578,560
10,000	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/36 (AMBAC)	10,017,500
5,330	Manteca Unified School Dist. No. 89-2, Special Tax, 5.00%, 9/1/29, Ser. C (NPFGC)	5,353,239
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP, 5.00%, 6/1/32 (AMBAC)	4,007,040
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (h)	5,760,900
1,240	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,482,780
5,000	Oakland Unified School Dist., Alameda Cnty., GO, 6.125%, 8/1/29, Ser. A	5,776,200
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	5,472,380
10,000	Placentia-Yorba Linda Unified School Dist., CP, 5.00%, 10/1/32 (FGIC-NPFGC)	10,437,600
1,500	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)	1,626,630
	Poway Unified School Dist., GO,
27,000	zero coupon, 8/1/40	7,491,420
16,000	zero coupon, 8/1/46	3,317,440
1,950	Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (c)	2,019,069
2,000	Roseville Redev. Agcy., Tax Allocation, 5.00%, 9/1/32, Ser. B (NPFGC)	2,017,800
1,375	Ross Valley School Dist., GO, 5.00%, 8/1/42, Ser. B	1,629,334
1,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	1,156,930
4,000	San Diego Public Facs. Financing Auth. Water Rev., 5.25%, 8/1/38, Ser. A	4,594,840
2,800	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	3,199,868
2,800	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	3,037,860
1,000	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,224,140
1,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,500,070
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	1,290,467
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,792,740
	State, GO,
2,500	5.00%, 9/1/31	2,805,300
10,000	6.00%, 4/1/38	12,324,000
	State Public Works Board Rev.,
3,000	5.75%, 10/1/30, Ser. G-1	3,570,630
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,427,240
2,000	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	2,314,820
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	8,843,588

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	19

PIMCO California Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Statewide Communities Dev. Auth. Rev.,
$10,620	Bentley School, zero coupon, 7/1/50 (b)	$533,761
3,760	Bentley School, 7.00%, 7/1/40, Ser. A	4,115,546
1,520	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	1,713,025
1,520	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	1,713,025
250	Huntington Park Charter School Project, 5.15%, 7/1/30, Ser. A	235,380
1,250	Huntington Park Charter School Project, 5.25%, 7/1/42, Ser. A	1,140,150
500	International School of the Peninsula Project, 5.00%, 11/1/29	458,250
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,158,060
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	9,867,616
2,400	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	3,078,072
8,800	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	11,030,536
3,700	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	4,181,962
5,600	Sutter Health, 6.00%, 8/15/42, Ser. A	6,815,144
4,500	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	5,014,665
1,365	Windrush School, 5.50%, 7/1/37 (b)(e)	723,450
1,800	Tobacco Securitization Agcy. Rev., Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	1,800,144
3,100	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	3,388,517
1,000	Tustin Unified School Dist., Special Tax, 6.00%, 9/1/40, Ser. 2006-1	1,062,770
	Univ. of California Rev.,
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (h)	5,132,250
5,650	4.75%, 5/15/38, Ser. B	5,816,166
15,000	5.00%, 5/15/42, Ser. G	17,790,150

	Total California Municipal Bonds & Notes (cost-$364,121,154)	428,322,753

CALIFORNIA VARIABLE RATE NOTES (a)(d)(f)(g) – 7.0%
6,035	Desert Community College Dist., GO, 9.457%, 8/1/32, Ser. 3016-1 (AGC)	7,479,417
	JPMorgan Chase Putters/Drivers Trust Rev.,
7,500	9.459%, 5/15/40, Ser. 3838	9,782,100
3,000	13.856%, 11/15/19, Ser. 4039 (b)(i)
	(acquisition cost-$3,572,400; purchased 1/19/12)	4,162,170
4,000	Los Angeles Community College Dist., GO, 13.84%, 8/1/33, Ser. 3096	5,771,240
5,000	San Diego Community College Dist., GO, 9.901%, 2/1/17	7,107,950

	Total California Variable Rate Notes (cost-$25,846,899)	34,302,877

OTHER MUNICIPAL BONDS & NOTES – 6.2%
	Arizona – 1.9%
8,000	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	9,671,520

	New Jersey – 0.8%
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,300	4.75%, 6/1/34	1,174,927
3,000	5.00%, 6/1/41	2,709,750

		3,884,677

20	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO California Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	New York – 0.3%
$1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	$1,557,875

	Puerto Rico – 0.9%
	Sales Tax Financing Corp. Rev.,
1,600	5.00%, 8/1/40, Ser. A (AGM) (h)	1,704,784
2,500	5.25%, 8/1/43, Ser. A-1	2,694,350

		4,399,134

	Rhode Island – 2.3%
11,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	11,250,580

	Total Other Municipal Bonds & Notes (cost-$24,997,268)	30,763,786

	Total Investments (cost-$414,965,321) – 100.0%	$493,389,416

Industry classification of portfolio holdings as a percentage of total investments at November 30, 2012 was as follows:
Revenue Bonds
Health, Hospital & Nursing Home Revenue	16.1%
Tobacco Settlement Funded	15.5
College & University Revenue	8.2
Natural Gas Revenue	5.0
Highway Revenue Tolls	4.9
Electric Power & Light Revenue	4.3
Lease (Abatement)	3.1
Water Revenue	2.5
Private Airport & Marina Revenue	2.4
Private Schools	1.2
Local or Guaranteed Housing	1.0
Sales Tax Revenue	0.9
Miscellaneous Revenue	0.3
Lease Revenue	0.3
Hotel Occupancy Tax	0.2
Sewer Revenue	0.2

Total Revenue Bonds		66.1%
General Obligation		19.6
Certificates of Participation		6.6
Tax Allocation		4.9
Special Tax		2.8

Total Investments		100.0%

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	21

PIMCO California Municipal Income Fund II Notes to Schedule of Investments

November 30, 2012 (unaudited) (continued)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $35,929,507, representing 7.3% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on November 30, 2012.

(g)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2012.

(h)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Restricted. The aggregate acquisition cost of such security is $3,572,400. The aggregate market value is $4,162,170, representing 0.8% of total investments.

(j)	Fair Value Measurement

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/12
Investments in Securities – Assets
California Municipal Bonds & Notes	—	$427,599,303	$723,450	$428,322,753
California Variable Rate Notes	—	34,302,877	—	34,302,877
Other Municipal Bonds & Notes	—	30,763,786	—	30,763,786

Totals	—	$492,665,966	$723,450	$493,389,416

There were no transfers between Levels 1 and 2 during the six months ended November 30, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended November 30, 2012, was as follows:

	Beginning Balance 5/31/12	Purchases	Sales	Accrued Discount/ (Premiums)	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/12
Investments in Securities – Assets
California Municipal Bonds & Notes	$941,850	—	—	—	—	$(218,400)	—	—	$723,450

22	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO California Municipal Income Fund II Notes to Schedule of Investments

November 30, 2012 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2012.

	Ending Balance at 11/30/12	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
California Municipal Bonds & Notes	$723,450	Third-Party Pricing Vendor	Stale Pricing	$53.00

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at November 30, 2012, was $(218,400). Net change in unrealized depreciation is reflected on the Statements of Operations.

Glossary:

AGC	-	insured by Assured Guaranty Corp.
AGM	-	insured by Assured Guaranty Municipal Corp.
AMBAC	-	insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins.	-	insured by California Mortgage Insurance
CP	-	Certificates of Participation
FGIC	-	insured by Financial Guaranty Insurance Co.
FHA	-	insured by Federal Housing Administration
GO	-	General Obligation Bond
IBC	-	Insurance Bond Certificate
NPFGC	-	insured by National Public Finance Guarantee Corp.
TCRS	-	Temporary Custodian Receipts

See accompanying Notes to Financial Statements	11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	23

PIMCO New York Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited)

Principal Amount (000s)		Value
NEW YORK MUNICIPAL BONDS & NOTES – 90.3%
$1,000	Chautauqua Cnty. Industrial Dev. Agcy. Rev., Dunkirk Power Project, 5.875%, 4/1/42	$1,138,280
2,400	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	2,469,312
9,000	Hudson Yards Infrastructure Corp. Rev., 5.75%, 2/15/47, Ser. A	10,880,370
	Liberty Dev. Corp. Rev.,
1,400	5.625%, 7/15/47	1,602,860
1,300	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,545,128
4,120	Goldman Sachs Headquarters, 5.25%, 10/1/35 (g)	5,134,756
3,000	Goldman Sachs Headquarters, 5.25%, 10/1/35	3,738,900
3,500	Goldman Sachs Headquarters, 5.50%, 10/1/37	4,537,400
500	Long Island Power Auth. Rev., 5.00%, 9/1/34, Ser. A (AMBAC)	523,040
	Metropolitan Transportation Auth. Rev.,
3,000	5.00%, 11/15/30, Ser. D	3,618,540
2,000	5.00%, 11/15/34, Ser. B	2,299,040
5,000	5.50%, 11/15/39, Ser. A	5,737,400
7,000	Monroe Cnty. Industrial Dev. Corp. Rev., Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (g)	8,324,260
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	1,567,896
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I (Pre-refunded @ $100, 3/1/13) (c)	4,045,520
1,500	New York City Health & Hospital Corp. Rev., 5.00%, 2/15/30, Ser. A	1,730,520
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	987,421
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	1,453,120
1,500	Pilot Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	1,783,005
1,500	United Jewish Appeal Federation Project, 5.00%, 7/1/27, Ser. A	1,594,080
750	Yankee Stadium, 5.00%, 3/1/31 (FGIC)	800,730
1,900	Yankee Stadium, 5.00%, 3/1/36 (NPFGC)	2,010,580
4,900	Yankee Stadium, 7.00%, 3/1/49 (AGC)	6,023,031
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
1,000	5.25%, 6/15/40, Ser. EE	1,184,510
500	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	581,720
	New York City Transitional Finance Auth. Rev.,
10	5.00%, 11/1/27, Ser. B	10,033
4,850	5.00%, 5/1/39, Ser. F-1	5,797,690
5,000	5.25%, 1/15/39, Ser. S-3	5,671,500
	New York Liberty Dev. Corp. Rev.,
3,000	1 World Trade Center Project, 5.00%, 12/15/41	3,507,600
10,000	4 World Trade Center Project, 5.75%, 11/15/51	12,275,300
1,000	Onondaga Cnty. Rev., Syracuse Univ. Project, 5.00%, 12/1/36	1,175,500
1,400	Port Auth. of New York & New Jersey Rev., JFK International Air Terminal, 6.00%, 12/1/36	1,659,224

24	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO New York Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	State Dormitory Auth. Rev.,
$3,000	5.00%, 3/15/38, Ser. A	$3,541,980
2,500	5.00%, 2/15/40, Ser. D	2,954,150
4,000	5.00%, 7/1/42, Ser. A	4,727,000
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	10,335,002
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	2,697,006
1,500	Fordham Univ., 5.50%, 7/1/36, Ser. A	1,791,570
2,750	Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/35, Ser. 1	2,992,330
2,000	Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/36, Ser. A-1	2,253,000
2,000	Mount Sinai Hospital, 5.00%, 7/1/31, Ser. A	2,245,660
2,100	New York Univ., 5.00%, 7/1/38, Ser. A	2,355,213
1,000	New York Univ. Hospital Center, 5.625%, 7/1/37, Ser. B	1,110,900
600	North Shore-Long Island Jewish Health System, 5.50%, 5/1/37, Ser. A	695,142
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	5,142,350
3,000	Teachers College, 5.50%, 3/1/39	3,380,040
1,000	The New School, 5.50%, 7/1/40	1,171,890
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	3,126,300
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	5,808,850
	State Thruway Auth. Rev.,
1,000	4.75%, 1/1/29, Ser. G (AGM)	1,082,490
3,800	5.00%, 1/1/42, Ser. I	4,429,166
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (g)	7,166,220
5,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (g)	6,037,200
3,435	Troy Capital Res. Corp. Rev., Rensselaer Polytechnic Institute, 5.125%, 9/1/40, Ser. A	3,884,951
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A (b)	1,357,674
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	2,043,600
1,490	Westchester Cnty. Healthcare Corp. Rev., 6.125%, 11/1/37, Ser. C-2	1,769,345
1,000	Yonkers Economic Dev. Corp. Rev., Charter School of Educational Excellence Project, 6.00%, 10/15/30, Ser. A	1,064,270
600	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence College Project, 6.00%, 6/1/41, Ser. A	690,150

	Total New York Municipal Bonds & Notes (cost-$168,040,968)	191,261,715

OTHER MUNICIPAL BONDS & NOTES – 6.6%
	Florida – 0.6%
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,159,350

	Louisiana – 0.6%
1,000	East Baton Rouge Sewerage Commission Rev., 5.25%, 2/1/39, Ser. A	1,188,600

	Ohio – 0.6%
1,435	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	1,279,991

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	25

PIMCO New York Municipal Income Fund II Schedule of Investments

November 30, 2012 (unaudited) (continued)

Principal Amount (000s)		Value
	Puerto Rico – 4.3%
$5,675	Children’s Trust Fund Rev., 5.625%, 5/15/43	$5,676,703
	Sales Tax Financing Corp. Rev.,
2,000	5.00%, 8/1/40, Ser. A (AGM) (g)	2,130,980
1,300	5.25%, 8/1/43, Ser. A-1	1,401,062

		9,208,745

	U. S. Virgin Islands – 0.5%
1,000	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	1,141,380

	Total Other Municipal Bonds & Notes (cost-$12,788,306)	13,978,066

NEW YORK VARIABLE RATE NOTES – 3.1%
5,000	JPMorgan Chase Putters/Drivers Trust Rev., 9.406%, 7/1/33, Ser. 3382 (a)(d)(e)(f) (cost-$4,882,365)	6,655,450

	Total Investments (cost-$185,711,639) – 100.0%	$211,895,231

Industry classification of portfolio holdings as a percentage of total investments at November 30, 2012 was as follows:
Revenue Bonds
Health, Hospital & Nursing Home Revenue	17.2%
College & University Revenue	13.7
Industrial Revenue	10.7
Income Tax Revenue	9.2
Miscellaneous Revenue	8.7
Transit Revenue	5.5
Highway Revenue Tolls	5.4
Miscellaneous Taxes	5.1
Lease (Abatement)	4.9
Recreational Revenue	4.2
Water Revenue	4.1
Tobacco Settlement Funded	3.3
Private Airport & Marina Revenue	2.4
Sales Tax Revenue	1.7
Economic Development Revenue	0.7
Sewer Revenue	0.6
Local or Guaranteed Housing	0.5
Electric Power & Light Revenue	0.2

Total Revenue Bonds		98.1%
General Obligation		1.9

Total Investments		100.0%

26	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO New York Municipal Income Fund II Notes to Schedule of Investments

November 30, 2012 (unaudited) (continued)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Security with an aggregate value of $6,655,450, representing 3.1% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on November 30, 2012.

(f)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2012.

(g)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Fair Value Measurement

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/12
Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$191,261,715	—	$191,261,715
Other Municipal Bonds & Notes	—	13,978,066	—	13,978,066
New York Variable Rate Notes	—	6,655,450	—	6,655,450

Total Investments	—	$211,895,231	—	$211,895,231

There were no transfers between Levels 1 and 2 during the six months ended November 30, 2012.

Glossary:

AGC	-	insured by Assured Guaranty Corp.
AGM	-	insured by Assured Guaranty Municipal Corp.
AMBAC	-	insured by American Municipal Bond Assurance Corp.
FGIC	-	insured by Financial Guaranty Insurance Co.
FHA	-	insured by Federal Housing Administration
GNMA	-	insured by Government National Mortgage Association
GO	-	General Obligation Bond
NPFGC	-	insured by National Public Finance Guarantee Corp.
Radian	-	insured by Radian Guaranty, Inc.

See accompanying Notes to Financial Statements	11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	27

PIMCO Municipal Income Funds II Statements of Assets and Liabilities

November 30, 2012 (unaudited)

	Municipal II	California Municipal II	New York Municipal II

Assets:
Investments, at value (cost-$1,032,444,088, $414,965,321 and $185,711,639, respectively)	$1,179,863,940	$493,389,416	$211,895,231
Cash	7,013,687	3,024,831	15,673,961
Interest receivable	17,573,388	6,846,216	2,595,251
Receivable for investments sold	20,400	–	–
Prepaid expenses and other assets	61,869	63,624	28,978
Total Assets	1,204,533,284	503,324,087	230,193,421

Liabilities:
Payable for Floating Rate Notes issued	49,317,277	41,398,801	13,851,894
Payable for investments purchased	5,500,850	–	3,692,895
Dividends payable to common and preferred shareholders	3,958,221	1,976,149	724,412
Investment management fees payable	603,574	242,051	111,567
Interest payable	108,010	81,651	23,247
Accrued expenses and other liabilities	489,503	263,581	420,194
Total Liabilities	59,977,435	43,962,233	18,824,209
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 14,680, 6,520 and 3,160 shares issued and outstanding, respectively)	367,000,000	163,000,000	79,000,000
Net Assets Applicable to Common Shareholders	$777,555,849	$296,361,854	$132,369,212

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$608	$316	$109
Paid-in-capital in excess of par	857,995,723	429,615,947	153,325,724
Undistributed (dividends in excess of) net investment income	22,051,027	(3,126,622)	2,196,978
Accumulated net realized loss	(249,902,486)	(208,554,320)	(49,309,934)
Net unrealized appreciation of investments	147,410,977	78,426,533	26,156,335
Net Assets Applicable to Common Shareholders	$777,555,849	$296,361,854	$132,369,212
Common Shares Issued and Outstanding	60,768,745	31,550,485	10,903,328
Net Asset Value Per Common Share	$12.80	$9.39	$12.14

28	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12	See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Statements of Operations

Six Months ended November 30, 2012 (unaudited)

	Municipal II	California Municipal II	New York Municipal II

Investment Income:
Interest	$29,716,156	$12,791,719	$5,317,988
Miscellaneous income	19,905	52	–
Total Investment Income	29,736,061	12,791,771	5,317,988

Expenses:
Investment management fees	3,604,806	1,440,853	668,673
Auction agent fees and commissions	288,748	135,154	64,739
Interest expense	209,241	169,538	61,189
Custodian and accounting agent fees	68,279	47,645	32,336
Trustees' fees and expenses	51,056	19,252	9,745
Shareholder communications	47,730	25,015	16,075
Audit and tax service fees	32,588	31,705	31,890
New York Stock Exchange listing fees	29,396	15,247	12,880
Legal fees	25,163	7,888	5,640
Transfer agent fees	17,471	17,786	15,960
Insurance expense	10,413	5,047	3,197
Miscellaneous expense	7,166	6,164	5,442
Total Expenses	4,392,057	1,921,294	927,766
Less: investment management fees waived	(44,626)	(17,814)	(8,296)
custody credits earned on cash balances	(3,526)	(1,923)	(2,880)
Net Expenses	4,343,905	1,901,557	916,590

Net Investment Income	25,392,156	10,890,214	4,401,398

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(496,419)	274,476	348,867
Futures contracts	(372,078)	–	(74,416)
Net change in unrealized appreciation/depreciation of:
Investments	53,225,233	24,130,617	8,126,993
Futures contracts	203,238	–	40,648
Net realized and change in unrealized gain	52,559,974	24,405,093	8,442,092
Net Increase in Net Assets Resulting from Investment Operations	77,952,130	35,295,307	12,843,490
Dividends on Preferred Shares from Net investment income	(497,837)	(221,101)	(107,059)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$77,454,293	$35,074,206	$12,736,431

See accompanying Notes to Financial Statements	11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	29

PIMCO Municipal Income Funds II Statements of Changes in Net Assets

 Applicable to Common Shareholders

	Municipal II
	Six Months ended November 30, 2012 (unaudited)	Year ended May 31, 2012
Investment Operations:
Net investment income	$25,392,156	$53,422,247
Net realized gain (loss)	(868,497)	(14,470,319)
Net change in unrealized appreciation/depreciation	53,428,471	117,235,329
Net increase in net assets resulting from investment operations	77,952,130	156,187,257
Dividends on Preferred Shares from Net Investment Income	(497,837)	(844,983)
Net increase in net assets applicable to common shareholders resulting from investment operations	77,454,293	155,342,274

Dividends to Common Shareholders from:
Net investment income	(23,679,171)	(47,201,725)
Return of capital	–	–
Total Dividends Shareholders	(23,679,171)	(47,201,725)

Common Share Transactions:
Reinvestment of dividends	1,619,989	3,220,671
Total increase in net assets applicable to common shareholders	55,395,111	111,361,220

Net Assets Applicable to Common Shareholders:
Beginning of period	722,160,738	610,799,518
End of period*	$777,555,849	$722,160,738
*Including undistributed (dividends in excess of) net investment income of:	$22,051,027	$20,835,879

Common Shares Issued in Reinvestment of Dividends	129,902	295,661

30	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12	See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Statements of Changes in Net Assets

 Applicable to Common Shareholders (continued)

California Municipal II		New York Municipal II
Six Months ended November 30, 2012 (unaudited)	Year ended May 31, 2012	Six Months ended November 30, 2012 (unaudited)	Year ended May 31, 2012

$10,890,214	$22,432,123	$4,401,398	$9,095,315
274,476	(6,106,658)	274,451	(3,777,108)
24,130,617	47,433,034	8,167,641	17,268,915
35,295,307	63,758,499	12,843,490	22,587,122
(221,101)	(383,285)	(107,059)	(181,888)
35,074,206	63,375,214	12,736,431	22,405,234

(11,822,697)	(22,056,823)	(4,330,269)	(8,629,270)
–	(1,522,981)	–	–
(11,822,697)	(23,579,804)	(4,330,269)	(8,629,270)

540,708	1,288,406	295,757	635,052
23,792,217	41,083,816	8,701,919	14,411,016

272,569,637	231,485,821	123,667,293	109,256,277
$296,361,854	$272,569,637	$132,369,212	$123,667,293
$(3,126,622)	$(1,973,038)	$2,196,978	$2,232,908

53,683	142,977	23,819	58,575

See accompanying Notes to Financial Statements	11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	31

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund II (‘‘Municipal II’’), PIMCO California Municipal Income Fund II (‘‘California Municipal II’’) and PIMCO New York Municipal Income Fund II (‘‘New York Municipal II’’), (each a “Fund” and collectively referred to as the ‘‘Funds’’ or ‘‘PIMCO Municipal Income Funds II’’), were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940; as amended, and the rules and regulations thereunder. Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC ("PIMCO" or the "Sub-Adviser") serves as the investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Under normal market conditions, Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from U.S. federal income taxes. Under normal market conditions, California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. There can be no assurance that the Funds will meet their stated objectives. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the Funds' financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. The Funds' management is currently evaluating the effect that the guidance may have on the Funds' financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds' investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser, an affiliate of the Investment Manager. The Funds' Valuation Committee was established by the Board to oversee the implementation of the Funds' valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the

32	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Funds' financial statements. Each Funds' net asset value ("NAV") is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access
•	Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs
•	Level 3 — valuations based on significant unobservable inputs (including the Sub-Adviser's or Valuation Committee's own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the six months ended November 30, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds' policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	33

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds' management has determined that its evaluation has resulted in no material impact to the Funds' financial statements at November 30, 2012. The Funds' federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (‘‘RIBs’’) / Residual Interest Tax Exempt Bonds (‘‘RITEs’’)

The Funds invest in RIBs and RITEs (‘‘Inverse Floaters’’), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (‘‘Fixed Rate Bond’’) to a broker who places the Fixed Rate Bond in a special purpose trust (‘‘Trust’’) from which floating rate bonds (‘‘Floating Rate Notes’’) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption ‘‘Payable for Floating Rate Notes issued’’ in the Funds' Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a Trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

34	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

1. Organization and Significant Accounting Policies (continued)

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(g) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(h) Interest Expense

Interest expense relates to the Funds' participation in Floating Rate Notes held by third parties in conjunction with Inverse Floater transactions.

(i) Custody Credits on Cash Balances

The Funds may benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security's market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds' shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	35

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

2. Principal Risks (continued)

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds' financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser, seeks to minimize the Funds' counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds' shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds' portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employ leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds' investment returns, resulting in greater losses.

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as "hedges", and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds' Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Funds use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

36	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund's Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds' investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund's average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For the period July 1, 2011 through June 30, 2012, the Investment Manager voluntarily agreed to waive a portion of its fee for each Fund at the annual rate of 0.05% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding. For the six months ended November 30, 2012, each Fund paid investment management fees at an effective rate of 0.64% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that were outstanding.

The Investment Manager has retained the Sub-Adviser to manage the Funds' investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds' investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investments in Securities

For the six months ended November 30, 2012, purchases and sales of investments, other than short-term securities were:

	Purchases	Sales
Municipal II	$89,010,486	$143,391,691
California Municipal II	26,330,780	54,729,997
New York Municipal II	25,327,564	33,531,950

Floating Rate Notes for the six months ended November 30, 2012:

The weighted average daily balance of Floating Rate Notes outstanding during the six months ended November 30, 2012 for Municipal II, California Municipal II and New York Municipal II was $49,317,277, $41,398,801 and $13,851,894 at a weighted average interest rate, including fees, of 0.42%, 0.41% and 0.44%, respectively.

6. Income Tax Information

At November 30, 2012, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments for federal income tax purposes were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal II	$981,381,804	$152,708,433	$(3,887,818)	$148,820,615
California Municipal II	373,827,666	78,730,259	(724,196)	78,006,063
New York Municipal II	171,644,588	27,343,474	(1,289,430)	26,054,044

Differences, if any, between book and tax cost basis were attributable to Inverse Floaters transactions.

7. Auction-Rate Preferred Shares

Municipal II has 2,936 shares of Preferred Shares Series A, 2,936 shares of Preferred Shares Series B, 2,936 shares of Preferred Shares Series C, 2,936 shares of Preferred Shares Series D, and 2,936 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal II has 1,304 shares of Preferred Shares Series A, 1,304 shares of Preferred Shares Series B, 1,304 shares of Preferred Shares Series C, 1,304 shares of Preferred Shares Series D, and 1,304 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	37

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

7. Auction-Rate Preferred Shares (continued)

New York Municipal II has 1,580 shares of Preferred Shares Series A and 1,580 shares of Preferred Shares Series B outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or through default procedures in the event of failed auctions). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended November 30, 2012, the annualized dividend rates ranged from:

	High	Low	At November 30, 2012
Municipal II:
Series A	0.320%	0.229%	0.274%
Series B	0.320%	0.229%	0.274%
Series C	0.320%	0.229%	0.274%
Series D	0.320%	0.229%	0.274%
Series E	0.320%	0.229%	0.274%

California Municipal II:
Series A	0.320%	0.229%	0.274%
Series B	0.320%	0.229%	0.274%
Series C	0.320%	0.229%	0.274%
Series D	0.320%	0.229%	0.274%
Series E	0.320%	0.229%	0.274%

New York Municipal II:
Series A	0.320%	0.229%	0.274%
Series B	0.320%	0.229%	0.274%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and the ARPS holders have continued to receive dividends at the defined “maximum rate” equal to the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected. In the Fall of 2012 S&P Evaluation Services announced that it will discontinue providing the S&P Weekly High Grade Municipal Bond Index (formerly, the Kenny S&P 30-day High Grade

38	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Funds II Notes to Financial Statements

November 30, 2012 (unaudited)

7. Auction-Rate Preferred Shares (continued)

Municipal Bond Index) (the “Prior Index”) effective January 1, 2013. The Funds’ Boards approved the use of the S&P Municipal Bond 7 day High Grade Rate Index in replacement of the Prior Index to calculate ARPS dividend rates on and after January 1, 2013, as well as corresponding amendments to The Funds’ bylaws will be amended effective January 1, 2013, to reflect this change.

In July 2012, Moody’s Investor Service downgraded its ratings for each series of the Funds’ Preferred Shares from Aaa to Aa2.

8. Transfer Agent Change

American Stock Transfer & Trust Company, LLC ("AST") assumed responsibility as the Funds' transfer agent effective September 17, 2012 (the "Effective Date"). The amended Dividend Reinvestment Plan (the "Plan") and AST's role as transfer agent for Participants under the Plan commenced as of the Effective Date.

9. Subsequent Events

On December 3, 2012, the following dividends were declared to common shareholders payable January 2, 2013 to shareholders of record on December 13, 2012:

Municipal II	$0.065 per common share
California Municipal II	$0.0625 per common share
New York Municipal II	$0.06625 per common share

On January 2, 2013, the following dividends were declared to common shareholders payable February 1, 2013 to shareholders of record on January 14, 2013:

Municipal II	$0.065 per common share
California Municipal II	$0.0625 per common share
New York Municipal II	$0.06625 per common share

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	39

PIMCO Municipal Income Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended November 30, 2012 (unaudited)		Year ended May 31,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$11.91		$10.12		$10.77	$8.97		$13.86		$15.05

Investment Operations:
Net investment income	0.42		0.88		0.91	0.88		1.02		1.13
Net realized and change in unrealized gain (loss)	0.87		1.70		(0.75)	1.73		(4.94)		(1.24)
Total from investment operations	1.29		2.58		0.16	2.61		(3.92)		(0.11)

Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.01)		(0.03)	(0.03)		(0.19)		(0.30)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.28		2.57		0.13	2.58		(4.11)		(0.41)

Dividends to Common Shareholders from Net Investment Income	(0.39)		(0.78)		(0.78)	(0.78)		(0.78)		(0.78)
Net asset value, end of period	$12.80		$11.91		$10.12	$10.77		$8.97		$13.86
Market price, end of period	$13.75		$12.54		$10.45	$11.12		$9.56		$14.14
Total Investment Return (1)	13.07%		28.70%		1.30%	25.49%		(26.46)%		(3.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$777,556		$722,161		$610,800	$645,589		$534,046		$819,740
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.17	%(5)(6)	1.19	%(5)	1.37%	1.38	%(5)	1.73	%(5)	1.68	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.12	%(5)(6)	1.11	%(5)	1.24%	1.24	%(5)	1.35	%(5)	1.19	%(5)
Ratio of net investment income to average net assets (2)	6.85	%(5)(6)	8.04	%(5)	8.80%	8.77	%(5)	10.23	%(5)	7.90	%(5)
Preferred shares asset coverage per share	$77,966		$74,192		$66,606	$68,974		$61,376		$65,570
Portfolio turnover rate	8%		26%		21%	6%		42%		21%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01% (annualized), 0.07%, 0.004%, 0.10% and 0.17% for the six months ended November 30, 2012 and the years ended May 31, 2012, May 31, 2010, May 31, 2009 and May 31, 2008, respectively.

(6)	Annualized.

40	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12	See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended November 30, 2012 (unaudited)		Year ended May 31,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$8.65		$7.38		$8.11	$7.48		$13.34		$14.89

Investment Operations:
Net investment income	0.35		0.71		0.74	0.76		0.85		1.06
Net realized and change in unrealized gain (loss)	0.78		1.32		(0.70)	0.67		(5.69)		(1.49)
Total from investment operations	1.13		2.03		0.04	1.43		(4.84)		(0.43)

Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.01)		(0.02)	(0.03)		(0.18)		(0.28)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.12		2.02		0.02	1.40		(5.02)		(0.71)

Dividends to Common Shareholders from:
Net investment income	(0.38)		(0.70)		(0.75)	(0.77)		(0.80)		(0.84)
Return of capital	–		(0.05)		–	–		(0.04)		–
Total dividends to common shareholders	(0.38)		(0.75)		(0.75)	(0.77)		(0.84)		(0.84)
Net asset value, end of period	$9.39		$8.65		$7.38	$8.11		$7.48		$13.34
Market price, end of period	$10.97		$10.15		$9.21	$9.33		$8.78		$14.25
Total Investment Return (1)	12.12%		19.59%		7.53%	16.44%		(32.26)%		(5.17)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$296,362		$272,570		$231,486	$252,816		$231,415		$409,769
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.36	%(5)(6)	1.44	%(5)	1.55%	1.56	%(5)	3.15	%(5)	3.23	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.24	%(5)(6)	1.24	%(5)	1.37%	1.33	%(5)	1.43	%(5)	1.18	%(5)
Ratio of net investment income to average net assets (2)	7.78	%(5)(6)	8.99	%(5)	9.73%	9.78	%(5)	9.31	%(5)	7.65	%(5)
Preferred shares asset coverage per share	$70,453		$66,804		$60,503	$63,773		$60,490		$64,390
Portfolio turnover rate	5%		25%		15%	9%		62%		6%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and return of capital distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01% (annualized), 0.08%, 0.004%, 0.10% and 0.17% for the six months ended November 30, 2012 and the years ended May 31, 2012, May 31, 2010, May 31, 2009 and May 31, 2008, respectively.

(6)	Annualized.

See accompanying Notes to Financial Statements	11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	41

PIMCO New York Municipal Income Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended November 30, 2012 (unaudited)		Year ended May 31,
			2012		2011	2010		2009		2008
Net asset value, beginning of period	$11.37		$10.10		$10.90	$9.56		$13.67		$14.79

Investment Operations:
Net investment income	0.41		0.85		0.88	0.98		1.00		1.07
Net realized and change in unrealized gain (loss)	0.77		1.24		(0.85)	1.19		(4.13)		(1.11)
Total from investment operations	1.18		2.09		0.03	2.17		(3.13)		(0.04)

Dividends on Preferred Shares from Net Investment Income	(0.01)		(0.02)		(0.03)	(0.03)		(0.19)		(0.29)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.17		2.07		0.00	2.14		(3.32)		(0.33)

Dividends to Common Shareholders from Net Investment Income	(0.40)		(0.80)		(0.80)	(0.80)		(0.79)		(0.79)
Net asset value, end of period	$12.14		$11.37		$10.10	$10.90		$9.56		$13.67
Market price, end of period	$13.75		$12.29		$10.92	$11.42		$10.26		$14.42
Total Investment Return (1)	15.44%		20.97%		3.03%	19.92%		(22.95)%		(1.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$132,369		$123,667		$109,256	$117,161		$102,126		$145,100
Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.45	%(5)(6)	1.45	%(5)	1.55%	1.53	%(5)	1.88	%(5)	2.07	%(5)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.36	%(5)(6)	1.36	%(5)	1.44%	1.43	%(5)	1.51	%(5)	1.25	%(5)
Ratio of net investment income to average net assets (2)	6.96	%(5)(6)	7.86	%(5)	8.46%	9.51	%(5)	9.63	%(5)	7.69	%(5)
Preferred shares asset coverage per share	$66,888		$64,135		$59,574	$62,073		$57,316		$65,294
Portfolio turnover rate	12%		18%		7%	5%		33%		9%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See Note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for Floating Rate Notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waiver relative to the average net assets of common shareholders was 0.01% (annualized), 0.08%, 0.004%, 0.10% and 0.17% for the six months ended November 30, 2012 and the years ended May 31, 2012, May 31, 2010, May 31, 2009 and May 31, 2008, respectively.

(6)	Annualized.

42	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12	See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II

Annual Shareholder Meeting Results/Proxy Voting Policies & Procedures

(unaudited)

Annual Shareholder Meeting Results:

The Funds held their annual meetings of shareholders on December 19, 2012. Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority
Municipal II
Re-election of Hans W. Kertess* — Class I to serve until 2015	11,573	319
Re-election of William B Ogden, IV — Class I to serve until 2015	49,841,880	1,585,479
Re-election of Alan Rappaport — Class I to serve until 2015	49,824,376	1,602,983

California Municipal II
Re-election of Hans W. Kertess* — Class I to serve until 2015	4,032	258
Re-election of William B Ogden, IV — Class I to serve until 2015	26,660,612	980,529
Re-election of Alan Rappaport — Class I to serve until 2015	26,683,617	957,524

New York Municipal II
Re-election of Hans W. Kertess* — Class I to serve until 2015	2,453	49
Re-election of William B Ogden, IV — Class I to serve until 2015	8,919,625	348,007
Re-election of Alan Rappaport — Class I to serve until 2015	8,919,625	348,007

The other members of the Board of Trustees at the time of the meeting, Messrs. Bradford K. Gallagher, James A. Jacobson*, Deborah A. DeCotis and John C. Maney† continued to serve as Trustees of the Funds.

*	Preferred Shares Trustee
†	Interested Trustee

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	43

PIMCO Municipal Income Funds II

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve each Fund’s Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 26-27, 2012 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of each Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2012.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of an applicable benchmark index, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, (iv) the estimated profitability to the Investment Manager from its relationship with the Funds for the one-year period ended December 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given its investment objective and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

44	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

PIMCO Municipal Income Funds II

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its total expense ratio as a percentage of average net assets attributable to common shares, preferred shares and other forms of leverage and the management fee and total expense ratios of comparable funds identified by Lipper.

The Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were separately charged such a fee by their investment managers, so that the total expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Funds) and does not reflect interest expense.

Municipal II:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eleven closed-end funds, including the Fund and two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eleven funds in the peer group ranged from $237.2 million to $620.6 million, and that none of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked seventh out of eleven funds in the expense peer group for total expense ratio based on common share assets, fifth out of eleven funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, eighth out of eleven funds in actual management fees based on common share assets and ninth out of eleven funds in actual management fees based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eleventh having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods and fifth quintile performance for the five-year period ended February 29, 2012.

California Municipal II:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of nine closed-end funds, including the Fund and two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the nine funds in the peer group ranged from $28.4 million to $300.5 million, and that two of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked eighth out of nine funds in the expense peer group for total expense ratio based on common share assets and based on common share and leveraged assets combined and in actual management fees based on common share assets and based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked ninth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods and fifth quintile performance for the five-year period ended February 29, 2012.

11.30.12	PIMCO Municipal Income Funds II Semi-Annual Report	45

PIMCO Municipal Income Funds II

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

New York Municipal II:

The Trustees noted that the expense group for the Fund provided by Lipper consisted of a total of eight closed-end funds, including the Fund and two other peer Funds managed by the Investment Manager. The Trustees noted that only leveraged closed-end funds were considered for inclusion in the group. The Trustees also noted that average net assets of the common shares of the eight funds in the peer group ranged from $47.6 million to $112.2 million, and that none of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fifth out of eight funds in the expense peer group for total expense ratio based on common share assets, fourth out of eight funds in the expense peer group for total expense ratio based on common share and leveraged assets combined, seventh out of eight funds in actual management fees based on common share assets and based on common share and leveraged assets combined (with funds ranked first having the lowest fees/expenses and ranked eighth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees noted that the Fund had first quintile performance for the one-year period and three-year periods and fifth quintile performance for the five-year period ended February 29, 2012.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Lipper and management.

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including accounts with investment strategies similar to those of the Funds. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as those associated with the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ net assets, including assets attributable to preferred shares). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Funds’ common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

46	PIMCO Municipal Income Funds II Semi-Annual Report	11.30.12

Trustees	Fund Officers
Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

225 Franklin Street

Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

Allianz Global Investors Distributors LLC                                                                           AZ611SA_113012

AGI-2012-11-28-5117

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

A-1

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

A-2

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Municipal Income Fund II

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date January 29, 2013

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President and Chief Executive Officer

Date January 29, 2013

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date January 29, 2013